Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Sep. 25, 2020	Aug. 07, 2020
C000253898
Account Value [Line Items]
Line Graph and Table Measure Name	Ecofin Global Renewables Infrastructure Fund, Institutional Class Shares
Account Value	$ 1,104,256	$ 987,926	$ 1,226,739	$ 1,305,697	$ 1,144,260		$ 1,000,000
C000253897
Account Value [Line Items]
Line Graph and Table Measure Name	Ecofin Global Renewables Infrastructure Fund, Class A Shares
Account Value	$ 1,125,484	1,009,110	1,256,091	1,340,261	1,178,207	$ 1,000,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 1,641,832	1,301,827	1,162,214	1,315,029	1,102,564		1,000,000
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 1,662,268	1,318,031	1,176,680	1,331,398	1,116,288	1,000,000
S&P Global Infrastructure Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (NR) (USD)
Account Value	$ 1,541,265	1,238,520	1,247,986	1,155,905	1,077,666		1,000,000
S&P Global Infrastructure Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (TR) (USD)
Account Value	$ 1,598,663	1,272,727	1,270,361	1,167,261	1,080,249		$ 1,000,000
S&P Global Infrastructure Index (NR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (NR) (USD)
Account Value	$ 1,610,874	1,294,456	1,304,350	1,208,110	1,126,338	1,000,000
S&P Global Infrastructure Index (TR) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index (TR) (USD)
Account Value	$ 1,668,777	$ 1,328,546	$ 1,326,076	$ 1,218,455	$ 1,127,626	$ 1,000,000